Insurance liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Insurance liabilities [Abstract]
Policy reserve	₩ 26,211,044	₩ 24,515,364
Policyholder's equity adjustment	7,838	(76)
Total Insurance liabilities	₩ 26,218,882	₩ 24,515,288